Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Entity Central Index Key	0000202032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023
Invesco International Diversified Fund | Class C
Prospectus:
Trading Symbol	OIDCX
Invesco International Diversified Fund | Class R
Prospectus:
Trading Symbol	OIDNX
Invesco International Diversified Fund | Class Y
Prospectus:
Trading Symbol	OIDYX
Invesco International Diversified Fund | Class R5
Prospectus:
Trading Symbol	INDFX
Invesco International Diversified Fund | Class R6
Prospectus:
Trading Symbol	OIDIX
Invesco International Diversified Fund | Class A
Prospectus:
Trading Symbol	OIDAX
Invesco Active Allocation Fund | Class R5
Prospectus:
Trading Symbol	PAAJX
Invesco Active Allocation Fund | Class Y
Prospectus:
Trading Symbol	OAAYX
Invesco Active Allocation Fund | Class R
Prospectus:
Trading Symbol	OAANX
Invesco Active Allocation Fund | Class C
Prospectus:
Trading Symbol	OAACX
Invesco Active Allocation Fund | Class A
Prospectus:
Trading Symbol	OAAAX
Invesco Active Allocation Fund | Class R6
Prospectus:
Trading Symbol	PAAQX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS A
Prospectus:
Trading Symbol	CNSAX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS C
Prospectus:
Trading Symbol	CNSCX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS Y
Prospectus:
Trading Symbol	CNSDX
INVESCO CONVERTIBLE SECURITIES FUND | CLASS R5
Prospectus:
Trading Symbol	CNSIX
INVESCO CONVERTIBLE SECURITIES FUND | Class R6
Prospectus:
Trading Symbol	CNSFX
Invesco Income Advantage International Fund | Class A
Prospectus:
Trading Symbol	GTNDX
Invesco Income Advantage International Fund | Class C
Prospectus:
Trading Symbol	GNDCX
Invesco Income Advantage International Fund | CLASS R5
Prospectus:
Trading Symbol	GNDIX
Invesco Income Advantage International Fund | Class R
Prospectus:
Trading Symbol	GTNRX
Invesco Income Advantage International Fund | Class Y
Prospectus:
Trading Symbol	GTNYX
Invesco Income Advantage International Fund | Class R6
Prospectus:
Trading Symbol	GNDSX
INVESCO Income Allocation Fund | Class A
Prospectus:
Trading Symbol	ALAAX
INVESCO Income Allocation Fund | Class C
Prospectus:
Trading Symbol	CLIAX
INVESCO Income Allocation Fund | Class R
Prospectus:
Trading Symbol	RLIAX
INVESCO Income Allocation Fund | CLASS R5
Prospectus:
Trading Symbol	ILAAX
INVESCO Income Allocation Fund | Class Y
Prospectus:
Trading Symbol	ALAYX
INVESCO Income Allocation Fund | Class R6
Prospectus:
Trading Symbol	IIASX
Invesco Main Street Mid Cap Fund | Class R6
Prospectus:
Trading Symbol	OPMIX
Invesco Main Street Mid Cap Fund | Class Y
Prospectus:
Trading Symbol	OPMYX
Invesco Main Street Mid Cap Fund | Class R
Prospectus:
Trading Symbol	OPMNX
Invesco Main Street Mid Cap Fund | Class C
Prospectus:
Trading Symbol	OPMCX
Invesco Main Street Mid Cap Fund | Class A
Prospectus:
Trading Symbol	OPMSX
Invesco Main Street Mid Cap Fund | Class R5
Prospectus:
Trading Symbol	MSMJX
Invesco Main Street Small Cap Fund | Class R6
Prospectus:
Trading Symbol	OSSIX
Invesco Main Street Small Cap Fund | Class A
Prospectus:
Trading Symbol	OSCAX
Invesco Main Street Small Cap Fund | Class R5
Prospectus:
Trading Symbol	MNSQX
Invesco Main Street Small Cap Fund | Class Y
Prospectus:
Trading Symbol	OSCYX
Invesco Main Street Small Cap Fund | Class R
Prospectus:
Trading Symbol	OSCNX
Invesco Main Street Small Cap Fund | Class C
Prospectus:
Trading Symbol	OSCCX
Invesco Quality Income Fund | Class R
Prospectus:
Trading Symbol	VUSRX
Invesco Quality Income Fund | CLASS A
Prospectus:
Trading Symbol	VKMGX
Invesco Quality Income Fund | CLASS C
Prospectus:
Trading Symbol	VUSCX
Invesco Quality Income Fund | CLASS Y
Prospectus:
Trading Symbol	VUSIX
Invesco Quality Income Fund | CLASS R5
Prospectus:
Trading Symbol	VUSJX
Invesco Quality Income Fund | Class R6
Prospectus:
Trading Symbol	VUSSX
Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus:
Trading Symbol	PXCCX
Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus:
Trading Symbol	PXCIX
Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus:
Trading Symbol	OYCIX
Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus:
Trading Symbol	ONCIX
Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus:
Trading Symbol	OCCIX
Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus:
Trading Symbol	OACIX
Invesco Select Risk: Growth Investor Fund | Class A
Prospectus:
Trading Symbol	AADAX
Invesco Select Risk: Growth Investor Fund | Class C
Prospectus:
Trading Symbol	AADCX
Invesco Select Risk: Growth Investor Fund | Class R
Prospectus:
Trading Symbol	AADRX
Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus:
Trading Symbol	AADIX
Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus:
Trading Symbol	AADYX
Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus:
Trading Symbol	AADSX
Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus:
Trading Symbol	AAESX
Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus:
Trading Symbol	PXGGX
Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus:
Trading Symbol	PXQIX
Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus:
Trading Symbol	OYAIX
Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus:
Trading Symbol	ONAIX
Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus:
Trading Symbol	OCAIX
Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus:
Trading Symbol	OAAIX
Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus:
Trading Symbol	PXMSX
Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus:
Trading Symbol	OCMIX
Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus:
Trading Symbol	PXMMX
Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus:
Trading Symbol	PXMQX
Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus:
Trading Symbol	OYMIX
Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus:
Trading Symbol	ONMIX
Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus:
Trading Symbol	OAMIX
Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus:
Trading Symbol	CMAIX
Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus:
Trading Symbol	CAAMX
Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus:
Trading Symbol	CACMX
Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus:
Trading Symbol	CMARX
Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus:
Trading Symbol	CAAYX
Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus:
Trading Symbol	CMASX
Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus:
Trading Symbol	CNSSX
INVESCO Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	GTSAX
INVESCO Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	GTSDX
INVESCO Small Cap Growth Fund | Class R
Prospectus:
Trading Symbol	GTSRX
INVESCO Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	GTSIX
INVESCO Small Cap Growth Fund | CLASS R5
Prospectus:
Trading Symbol	GTSVX
INVESCO Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	GTSYX
INVESCO Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	GTSFX